UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/13

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

California AMT-Free

Municipal Bond Fund

SEMIANNUAL REPORT November 30, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
27	Financial Highlights
32	Notes to Financial Statements
44	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
California AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus California AMT-Free Municipal Bond Fund, covering the six-month period from June 1, 2013, through November 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period produced a relatively challenging environment for most fixed-income securities, as a gradually strengthening U.S. economy and expectations of a more moderately stimulative monetary policy drove longer term interest rates higher and bond prices lower. Municipal bonds proved particularly sensitive to these developments, as the negative effects of rising rates were exacerbated by selling pressure among investors seeking safer havens.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth and improving credit conditions supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in developed countries due to past and continuing monetary ease, while emerging markets seem poised for more moderate economic expansion. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 16, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through November 30, 2013, as provided by Jeffrey B. Burger, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2013, Dreyfus California AMT-Free Municipal Bond Fund’s Class A, C, I,Y, and Z shares achieved total returns of –4.12%, –4.43%, –4.01%, –0.28%, and –4.03%, respectively.1 The Barclays Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of –2.45% for the same period.2

Selling pressure stemming from investors’ concerns about actual and anticipated interest rate changes sent municipal bond prices lower during the reporting period. The fund lagged its benchmark, mainly due to overweighted exposure to Puerto Rico and tobacco settlement bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes. The fund also seeks to provide income exempt from the federal Alternative Minimum Tax.The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

Selling Pressure Sparked Declines among Municipal Bonds

Municipal bonds during the reporting period continued to struggle with sluggish investor demand and rising long-term interest rates in a recovering U.S. economy. Market volatility spiked just days before the start of the reporting period, when remarks by Federal Reserve Board (the “Fed”) Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than expected.This development sent longer term interest rates sharply higher in June, and bond prices declined commensurately.

In July, a bankruptcy filing by the city of Detroit intensified selling pressure in the municipal bond market, and in September, municipal bonds issued by Puerto Rico contributed to market weakness after media reports detailed the U.S. territory’s fiscal and economic problems.While municipal bonds generally rallied over the final weeks of September and during October when the Fed refrained from tapering its quantitative easing program, November saw another bout of market weakness, and the Index ended the reporting period in negative territory.As a result of these factors, yield differences widened substantially along the market’s maturity spectrum.

Despite the fiscal problems facing Detroit and Puerto Rico, credit conditions continued to improve for most states and municipalities. California has fared especially well, as voter approval of tax increases in 2012 helped address longstanding fiscal problems and prompted upgrades to the state’s credit ratings in 2013.

Puerto Rico Bonds Dampened Fund Performance

The fund’s returns over the reporting period were undermined by Puerto Rico bonds, which we believe were punished more severely than warranted. In addition, relative performance was hurt by overweighted exposure to bonds backed by California’s settlement of litigation with U.S. tobacco companies. Finally, in light of unusually wide yield differences along the market’s maturity range, we set the fund’s average duration in a position that was modestly longer than market averages. However, this positioning increased the fund’s sensitivity to further increases in long-term interest rates.

The fund achieved better results in other areas. Overweighted exposure to revenue bonds backed by airports and hospitals fared relatively well, as did California general obligation bonds and bonds backed by state tax appropriations.

Finding Attractive Values in a Dislocated Market

Although market volatility may persist over the near term, we believe that investors will return their focus to market and issuer fundamentals after the Fed begins to taper its quantitative easing program. Over the longer term, improved credit conditions and restored demand from California investors seeking relief from higher taxes may help lift municipal bond valuations toward historical norms.Therefore, we have continued to emphasize revenue bonds with credit ratings in the middle of the investment-grade spectrum, and we have maintained the fund’s average duration in a position that is slightly longer than market averages. In our view, these strategies position the fund appropriately for any upcoming market rebounds.

December 16, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
The use of derivatives involves risk different from, or possibly greater than, the risk associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that the changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class
Y and Class Z (which is closed to new investors) are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents. Capital gains, if any, are fully taxable. ClassY shares returns are since inception 7/1/13.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California AMT-Free Municipal Bond Fund from June 1, 2013 to November 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2013 †

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††	$4.57	$8.33	$3.29	$2.54	$3.54
Ending value (after expenses)	$958.80	$955.70	$959.90	$997.20	$959.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2013

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††††	$4.71	$8.59	$3.40	$3.09	$3.65
Ending value (after expenses)	$1,020.41	$1,016.55	$1,021.71	$1,022.01	$1,021.46

† From July 1, 2013 (commencement of initial offering) to November 30, 2013 for ClassY shares.
Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.70% for Class C, .67% for Class
I, and .72% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .61% for ClassY, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the actual days in the period).

††Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period June 1, 2013 to November 30, 2013.
††† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.70% for Class C, .67% for Class I, .61% for ClassY and .72% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.5%	Rate (%)	Date	Amount ($)	Value ($)
California—91.7%
ABAG Finance Authority for
Nonprofit Corporations, Revenue
(San Diego Hospital Association)	5.38	3/1/21	4,000,000	4,037,520
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	5,638,900
Alameda Corridor Transportation
Authority, Senior Lien Revenue	5.00	10/1/21	2,300,000	2,666,551
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll
Bridge Revenue	5.00	4/1/43	7,500,000	7,577,550
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	20,244,425
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	10,000,000	10,426,600
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,498,540
California,
GO	5.00	8/1/22	5,000,000	5,594,800
California,
GO (Various Purpose)	5.50	4/1/19	2,455,000	2,943,840
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	5,683,350
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000	15,029,652
California,
GO (Various Purpose)	5.00	10/1/29	5,250,000	5,566,365
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	16,435,950
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	5,016,780
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000	26,978,000
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000	20,908,680

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000	9,838,585
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,489,240
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	35,664,300
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	10,987,600
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000	5,120,950
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	18,928,875
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	4,000,000	4,642,480
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	9,000,000	10,603,980
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/26	7,500,000	8,528,625
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	11,600,000	12,924,488
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)
(Escrowed to Maturity)	5.63	7/1/23	135,000	167,134
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,338,400
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	5,988,094
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,650,000	1,871,364
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000	1,780,944

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard Children’s
Hospital at Stanford)	5.00	8/15/25	5,855,000		6,497,703
California Health Facilities
Financing Authority,
Revenue (Rady Children’s
Hospital—San Diego)	5.25	8/15/41	8,500,000		8,713,180
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	7,500,000		7,596,600
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	7,525,000		7,602,056
California Health Facilities
Financing Authority, Revenue
(Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000		995,390
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000		6,945,000
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/31	3,500,000		3,718,400
California Housing Finance Agency,
Home Mortgage Revenue
(Collateralized; FNMA)	5.50	8/1/38	7,455,000		7,495,704
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		6,812,910
California Pollution Control
Financing Authority,
Revenue (San Jose Water
Company Project)	5.10	6/1/40	5,500,000		5,560,610
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation Project)	5.25	8/1/40	7,500,000	[a]	7,425,075

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000	1,821,053
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/25	1,795,000	1,972,508
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	10,000,000	10,312,600
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000	2,701,187
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000	5,320,500
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	10,100,000	10,103,030
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	10,964,500
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/24	5,000,000	5,538,550
California Statewide Communities
Development Authority,
Revenue (American Baptist
Homes of the West)	2.10	10/1/19	2,000,000	1,986,900
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000	3,894,075
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000	11,878,270

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.25	12/1/27	9,000,000		9,288,720
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	3,000,000		2,975,100
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	7,975,000		7,520,903
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,000,000		4,102,480
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000		3,692,437
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/22	3,000,000	[b]	2,174,160
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/29	15,565,000		16,404,576
Delano,
COP (Delano Regional
Medical Center)	3.00	1/1/15	1,210,000		1,228,537
Delano,
COP (Delano Regional
Medical Center)	4.00	1/1/16	1,245,000		1,306,266
Delano,
COP (Delano Regional
Medical Center)	4.00	1/1/17	1,305,000		1,376,553
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		11,711,956
Foothill/Eastern Transportation
Corridor Agency,
Toll Road Revenue	5.75	1/15/40	1,745,000		1,735,525

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000		2,001,760
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; Assured Guaranty
Municipal Corp.)	4.55	6/1/22	1,725,000		1,770,195
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	10,545,000		8,827,219
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	8,000,000		5,530,400
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	12,500,000		9,526,625
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	[b]	3,408,431
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	[b]	3,399,733
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	[b]	3,394,272
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	[b]	1,920,767
JPMorgan Chase Putters/Drivers
Trust (Series 4354) (Riverside
County Transportation
Commission, Sales Tax Revenue)	5.25	6/1/21	7,500,000	[a,c]	8,063,250
JPMorgan Chase Putters/Drivers
Trust (Series 4361) (Los Angeles
Department of Water and Power,
Water System Revenue)	5.00	7/1/20	12,000,000	[a,c]	12,527,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	5,000,000		5,680,450
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,169,632
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		17,694,173
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		25,977,750
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/38	3,500,000		3,603,635
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		29,908,274
Metropolitan Water District of
Southern California,
Water Revenue	5.00	10/1/34	7,390,000		7,974,475
Metropolitan Water District of
Southern California,
Water Revenue	5.00	1/1/39	5,000,000		5,310,500
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	0.00	9/1/15	2,825,000	[b]	2,805,818
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[b]	3,777,295
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,865,900
North Natomas Community
Facilities District Number 4,
Special Tax Bonds	5.25	9/1/26	2,760,000		2,902,471
Northern California Power Agency,
Revenue (Hydroelectric
Project Number 1) (Insured;
AMBAC) (Prerefunded)	7.00	1/1/16	670,000	[d]	732,149

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Northern California Power Agency,
Revenue (Hydroelectric
Project Number 1) (Insured;
AMBAC) (Prerefunded)	7.50	7/1/21	375,000	[d]	495,881
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	19,000,000		21,615,350
Oakland Unified School District,
GO	6.63	8/1/38	5,000,000		5,341,300
Orange County Community Facilities
District, Special Tax Bonds
(Landera Ranch)	5.63	8/15/34	4,000,000		4,001,560
Pomona Redevelopment Agency,
Tax Allocation Revenue
(West Holt Avenue
Redevelopment Project)	5.50	5/1/32	3,000,000		3,077,010
Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000	[b]	3,890,338
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,583,221
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,496,022
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000		7,777,000
Sacramento County Water
Financing Authority, Revenue
(Sacramento County
Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	8,500,000		9,415,110
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/28	2,500,000		2,712,675

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
San Bernardino County,
COP (Capital Facilities Project)
(Escrowed to Maturity)	6.88	8/1/24	5,000,000	6,644,550
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,286,812
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000	9,581,328
San Diego County Regional Airport
Authority, Subordinate
Airport Revenue	5.00	7/1/34	6,000,000	6,083,760
San Diego County
Water Authority,
Water Revenue	5.00	5/1/31	4,935,000	5,331,281
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000	6,455,093
San Diego Public Facilities
Financing Authority,
Water Revenue	5.25	8/1/28	6,000,000	6,658,920
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/23	6,775,000	7,632,241
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.25	5/1/26	4,000,000	4,559,400
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000	2,146,180
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000	2,125,580

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		10,446,800
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		14,430,455
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/18	445,000	[b]	352,467
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/18	1,585,000		1,784,742
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/21	500,000	[b]	324,915
Santa Margarita Water District
Community Facilities District
Number 2013-1, Special Tax
Revenue (Village of Sendero)	5.63	9/1/43	7,000,000		7,012,320
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		8,387,841
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000		3,412,262
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000		2,404,698
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		12,793,199

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Southern California
Public Power Authority,
Revenue (WindyPoint/
Windy Flats Project)	5.00	7/1/27	13,765,000	15,116,310
Stockton Public Financing
Authority, Water Revenue
(Delta Water Supply Project)	6.25	10/1/38	1,000,000	1,070,480
Stockton Public Financing
Authority, Water Revenue
(Delta Water Supply Project)	6.25	10/1/40	1,500,000	1,608,690
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000	1,743,476
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000	1,188,256
Tobacco Securitization Authority
of Southern California, Tobacco
Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,415,000	1,338,788
Tobacco Securitization Authority
of Southern California, Tobacco
Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000	6,175,530
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000	3,028,020
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.63	1/1/29	8,000,000	8,905,760
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000	6,010,498
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000	8,644,958
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000	11,168,800

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		9,045,280
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000		10,320,000
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000		10,127,700
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	[b]	755,830
U.S. Related—7.8%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,597,660
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		2,957,872
Guam Waterworks Authority, Water
and Wastewater System Revenue	5.63	7/1/40	2,000,000		1,982,180
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	10,000,000		7,842,700
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	3,730,000		2,576,162
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		1,529,780
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	4,000,000		3,039,920
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		4,278,917
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		3,645,350
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	2,270,000		1,540,694
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/30	10,000,000		8,297,800
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.25	7/1/16	2,870,000		2,945,452

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Highway and
Transportation Authority,
Highway Revenue
(Insured; Assured
Guaranty Municipal Corp.)
(Escrowed to Maturity)	6.25	7/1/16	130,000	149,548
Puerto Rico Industrial, Tourist,
Educational, Medical
and Environmental
Control Facilities
Financing Authority, HR
(Hospital Auxilio Mutuo
Obligated Group Project)	6.00	7/1/33	2,450,000	2,312,629
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	2,675,000	2,228,008
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	7,525,000	6,375,105
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	3,783,050
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000	3,801,240
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000	6,054,750
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	7,369,000
Virgin Islands Public Finance
Authority, Revenue
(Virgin Islands Matching
Fund Loan Notes)	5.00	10/1/25	5,000,000	5,235,900
Total Long-Term
Municipal Investments
(cost $1,000,021,724)				1,037,320,554

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.1%	Rate (%)	Date	Amount ($)	Value ($)
California,
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)
(cost $1,000,000)	0.04	12/2/13	1,000,000 [e]	1,000,000

Total Investments (cost $1,001,021,724)			99.6%	1,038,320,554

Cash and Receivables (Net)			.4%	4,167,714

Net Assets			100.0%	1,042,488,268

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $28,015,725 or 2.7% of net assets.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Collateral for floating rate borrowings.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Variable rate demand note—rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Utility-Water and Sewer	17.5	Asset-Backed	1.7
Transportation Services	14.3	Housing	1.4
Health Care	13.1	Lease	1.4
State/Territory	13.1	Prerefunded	1.0
Utility-Electric	10.0	County	.3
Education	8.3	Industrial	.1
Special Tax	6.3	Other	7.4
City	3.7		99.6

† Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2013 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			1,001,021,724		1,038,320,554
Cash					1,009,700
Interest receivable					14,324,708
Receivable for shares of Common Stock subscribed					14,780
Prepaid expenses					43,159
					1,053,712,901
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					670,937
Payable for floating rate notes issued—Note 4					9,750,000
Payable for shares of Common Stock redeemed					655,421
Interest and expense payable related
to floating rate notes issued—Note 4					26,452
Accrued expenses					121,823
					11,224,633
Net Assets ($)					1,042,488,268
Composition of Net Assets ($):
Paid-in capital					1,023,374,306
Accumulated undistributed investment income—net					214,351
Accumulated net realized gain (loss) on investments					(18,399,219)
Accumulated net unrealized appreciation
(depreciation) on investments					37,298,830
Net Assets ($)					1,042,488,268

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	94,634,087	10,116,536	25,530,408	981	912,206,256
Shares Outstanding	6,549,143	700,279	1,767,686	67.94	63,126,479
Net Asset Value
Per Share ($)	14.45	14.45	14.44	14.44	14.45

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2013 (Unaudited)

Investment Income ($):
Interest Income	25,051,254
Expenses:
Management fee—Note 3(a)	3,260,307
Shareholder servicing costs—Note 3(c)	484,119
Professional fees	56,597
Custodian fees—Note 3(c)	40,467
Distribution fees—Note 3(b)	40,133
Directors’ fees and expenses—Note 3(d)	40,130
Registration fees	32,764
Interest and expense related to floating rate notes issued—Note 4	26,960
Prospectus and shareholders’ reports	23,427
Loan commitment fees—Note 2	6,895
Miscellaneous	33,634
Total Expenses	4,045,433
Less—reduction in fees due to earnings credits—Note 3(c)	(278)
Net Expenses	4,045,155
Investment Income—Net	21,006,099
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,768,873)
Net realized gain (loss) on swap transactions	390,000
Net Realized Gain (Loss)	(2,378,873)
Net unrealized appreciation (depreciation) on investments	(67,778,714)
Net unrealized appreciation (depreciation) on swap transactions	119,964
Net Realized Appreciation (Depreciation)	(67,658,750)
Net Realized and Unrealized Gain (Loss) on Investments	(70,037,623)
Net (Decrease) in Net Assets Resulting from Operations	(49,031,524)

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)[a]	May 31, 2013
Operations ($):
Investment income—net	21,006,099	42,726,177
Net realized gain (loss) on investments	(2,378,873)	6,828,582
Net unrealized appreciation
(depreciation) on investments	(67,658,750)	(3,256,322)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(49,031,524)	46,298,437
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,837,690)	(3,914,959)
Class C	(154,201)	(312,868)
Class I	(611,864)	(1,289,944)
Class Y	(16)	—
Class Z	(18,187,977)	(37,006,858)
Net realized gain (loss) on investments:
Class A	—	(22,975)
Class C	—	(2,432)
Class I	—	(7,241)
Class I	—	(198,947)
Total Dividends	(20,791,748)	(42,756,224)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,882,458	18,286,079
Class C	911,565	3,253,096
Class I	3,837,447	20,125,439
Class Y	1,000	—
Class Z	10,125,390	27,950,589

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)[a]	May 31, 2013
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A	1,195,283	2,540,181
Class C	95,383	178,355
Class I	243,269	508,784
Class Z	13,419,012	26,935,685
Cost of shares redeemed:
Class A	(19,506,744)	(22,260,585)
Class C	(2,529,003)	(2,837,253)
Class I	(19,481,267)	(7,921,501)
Class Z	(86,191,102)	(89,568,079)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(93,997,309)	(22,809,210)
Total Increase (Decrease) in Net Assets	(163,820,581)	(19,266,997)
Net Assets ($):
Beginning of Period	1,206,308,849	1,225,575,846
End of Period	1,042,488,268	1,206,308,849
Undistributed investment income—net	214,351	—

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)[a]	May 31, 2013
Capital Share Transactions:
Class Ab
Shares sold	267,955	1,174,497
Shares issued for dividends reinvested	82,611	163,763
Shares redeemed	(1,345,803)	(1,436,280)
Net Increase (Decrease) in Shares Outstanding	(995,237)	(98,020)
Class Cb
Shares sold	62,670	209,275
Shares issued for dividends reinvested	6,596	11,501
Shares redeemed	(174,044)	(183,296)
Net Increase (Decrease) in Shares Outstanding	(104,778)	37,480
Class I
Shares sold	266,970	1,296,197
Shares issued for dividends reinvested	16,814	32,795
Shares redeemed	(1,343,219)	(511,985)
Net Increase (Decrease) in Shares Outstanding	(1,059,435)	817,007
Class Y
Shares sold	67.94	—
Class Z
Shares sold	697,729	1,801,224
Shares issued for dividends reinvested	927,539	1,736,687
Shares redeemed	(5,933,566)	(5,780,374)
Net Increase (Decrease) in Shares Outstanding	(4,308,298)	(2,242,463)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended November 30, 2013, 35,307 Class C shares representing $548,860 were exchange for
35,342 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2013			Year Ended May 31,
Class A Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.35	15.30	14.12	14.52	13.95	14.40
Investment Operations:
Investment income—net[a]	.27	.51	.55	.57	.57	.57
Net realized and unrealized
gain (loss) on investments	(.91)	.05	1.17	(.40)	.57	(.45)
Total from Investment Operations	(.64)	.56	1.72	.17	1.14	.12
Distributions:
Dividends from
investment income—net	(.26)	(.51)	(.54)	(.57)	(.57)	(.57)
Dividends from net realized
gain on investments	—	(.00)[b]	—	—	—	—
Total Distributions	(.26)	(.51)	(.54)	(.57)	(.57)	(.57)
Net asset value, end of period	14.45	15.35	15.30	14.12	14.52	13.95
Total Return (%)[c]	(4.12)[d]	3.67	12.41	1.20	8.30	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93 [e]	.92	.93	.93	.92	.96
Ratio of net expenses
to average net assets	.93 [e]	.92	.93	.93	.92	.95
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	—	—	—	—	.02
Ratio of net investment income
to average net assets	3.68 [e]	3.28	3.70	4.00	3.99	4.18
Portfolio Turnover Rate	10.24 [d]	9.57	20.88	14.78	22.39	16.57
Net Assets, end of period
($ x 1,000)	94,634	115,773	116,939	105,584	123,053	117,685

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2013			Year Ended May 31,
Class C Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.34	15.30	14.12	14.51	13.95	14.40
Investment Operations:
Investment income—net[a]	.21	.39	.43	.46	.45	.46
Net realized and unrealized
gain (loss) on investments	(.89)	.04	1.18	(.39)	.56	(.45)
Total from Investment Operations	(.68)	.43	1.61	.07	1.01	.01
Distributions:
Dividends from
investment income—net	(.21)	(.39)	(.43)	(.46)	(.45)	(.46)
Dividends from net realized
gain on investments	—	(.00)[b]	—	—	—	—
Total Distributions	(.21)	(.39)	(.43)	(.46)	(.45)	(.46)
Net asset value, end of period	14.45	15.34	15.30	14.12	14.51	13.95
Total Return (%)[c]	(4.43)[d]	2.81	11.58	.48	7.36	.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70 [e]	1.68	1.66	1.71	1.72	1.73
Ratio of net expenses
to average net assets	1.70 [e]	1.68	1.66	1.71	1.72	1.73
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	—	—	—	—	.02
Ratio of net investment income
to average net assets	2.92 [d]	2.51	2.95	3.23	3.18	3.39
Portfolio Turnover Rate	10.24	9.57	20.88	14.78	22.39	16.57
Net Assets, end of period
($ x 1,000)	10,117	12,351	11,742	9,485	9,653	7,272

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2013			Year Ended May 31,
Class I Shares	(Unaudited)	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	15.34	15.29	14.12	14.51	13.94	12.60
Investment Operations:
Investment income—net[b]	.28	.54	.58	.61	.59	.24
Net realized and unrealized
gain (loss) on investments	(.90)	.06	1.17	(.40)	.58	1.38
Total from Investment Operations	(.62)	.60	1.75	.21	1.17	1.62
Distributions:
Dividends from
investment income—net	(.28)	(.55)	(.58)	(.60)	(.60)	(.28)
Dividends from net realized
gain on investments	—	(.00)[c]	—	—	—	—
Total Distributions	(.28)	(.55)	(.58)	(.60)	(.60)	(.28)
Net asset value, end of period	14.44	15.34	15.29	14.12	14.51	13.94
Total Return (%)	(4.01)[d]	3.93	12.60	1.54	8.57	12.97	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.67 [e]	.66	.68	.66	.68	.70	[e]
Ratio of net expenses
to average net assets	.67 [e]	.66	.68	.66	.67	.70	[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	—	—	—	—	—[f]
Ratio of net investment income
to average net assets	3.92 [e]	3.52	3.92	4.29	4.20	4.33	[e]
Portfolio Turnover Rate	10.24 [d]	9.57	20.88	14.78	22.39	16.57
Net Assets, end of period
($ x 1,000)	25,530	43,363	30,742	24,039	17,546	1,956

a From December 15, 2008 (commencement of initial offering) to May 31, 2009.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
f There were no floating rate notes outstanding during the class’ period of operations.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Period Ended
	November 30, 2013
Class Y Shares	(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	14.72
Investment Operations:
Investment income—net[b]	.24
Net realized and unrealized
gain (loss) on investments	(.28)
Total from Investment Operations	(.04)
Distributions:
Dividends from investment income—net	(.24)
Net asset value, end of period	14.44
Total Return (%)	(.28)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	[d]
Ratio of net expenses to average net assets	.61	[d]
Ratio of interest and expense related to floating
rate notes issued to average net assets	.01
Ratio of net investment income
to average net assets	4.03	[d]
Portfolio Turnover Rate	10.24	[c]
Net Assets, end of period ($ x 1,000)	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annalized.

See notes to financial statements.

Six Months Ended
November 30, 2013				Year Ended May 31,
Class Z Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.35	15.30	14.12	14.52	13.95	14.40
Investment Operations:
Investment income—net[a]	.28	.54	.58	.60	.60	.60
Net realized and unrealized
gain (loss) on investments	(.90)	.05	1.17	(.40)	.57	(.45)
Total from
Investment Operations	(.62)	.59	1.75	.20	1.17	.15
Distributions:
Dividends from
investment income—net	(.28)	(.54)	(.57)	(.60)	(.60)	(.60)
Dividends from net realized
gain on investments	—	(.00)[b]	—	—	—	—
Total Distributions	(.28)	(.54)	(.57)	(.60)	(.60)	(.60)
Net asset value,
end of period	14.45	15.35	15.30	14.12	14.52	13.95
Total Return (%)	(4.03)[c]	3.89	12.63	1.43	8.52	1.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72 [d]	.70	.73	.71	.71	.74
Ratio of net expenses
to average net assets	.72 [d]	.70	.73	.71	.71	.74
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	—	—	—	—	.02
Ratio of net investment
income to average
net assets	3.90 [d]	3.50	3.90	4.23	4.21	4.39
Portfolio Turnover Rate	10.24 [c]	9.57	20.88	14.78	22.39	16.57
Net Assets, end of period
($ x 1,000)	912,206	1,034,822 1,066,153		1,016,288	1,194,399	1,199,800

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualizd

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus California AMT-Free Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier California AMT-Free Municipal Bond Fund Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY are offered at net asset value generally to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General California Municipal Bond Fund, California Municipal Income, Inc. and Dreyfus California Intermediate Municipal Bond Fund, as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses

(other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	1,038,320,554	—	1,038,320,554
Liabilities ($)
Floating Rate Notes††	—	(9,750,000)	—	(9,750,000)

† See Statement of Investments for additional detailed categorizations.
† † Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $15,977,901 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2013. If not applied, $158,542 of the carryover expires in fiscal year 2016 and $15,819,359 expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2013 was as follows: tax-exempt income $42,412,918 and ordinary income $343,306.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z shares (excluding taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2013, there was no reduction in expenses pursuant to the Agreement.

During the period ended November 30, 2013, the Distributor retained $1,323 from commissions earned on sales of the fund’s Class A shares and $884 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2013, Class C shares were charged $40,133 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2013, Class A and Class C shares were charged $126,234, and $13,377, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2013, Class Z shares were charged $180,000 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $115,088 for transfer agency services and $4,760 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $278.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2013, the fund was charged $40,467 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended November 30, 2013, the fund was charged $2,332 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2013, the fund was charged $4,571 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $515,999, Distribution Plan fees $6,246, Shareholder Services Plan fees $55,637, custodian fees $33,773, Chief Compliance Officer fees $3,833 and transfer agency fees $55,449.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions, during the period ended November 30, 2013, amounted to $110,349,719 and $204,598,259, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2013, was approximately $8,125,000, with a related weighted average annualized interest rate of .66%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2013 is discussed below.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. For financial reporting purposes, forward rate agreements are classified as interest rate swaps. At November 30, 2013, there were no interest rate swap agreements outstanding.

The following summarizes the average notional value of swap agreements outstanding during the period ended November 30, 2013:

Average Notional Value ($)
Interest rate swap agreements	8,571,429

At November 30, 2013, accumulated net unrealized appreciation on investments was $37,298,830, consisting of $59,988,951 gross unrealized appreciation and $22,690,121 gross unrealized depreciation.

At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance for both Class A and Z shares was below the Performance Group and Performance Universe medians for all periods (ranking in the fourth quartile for almost all periods) except for the ten-year period when the performance of the Class Z shares was above the Performance Universe median (information on Class A shares is not available for the ten-year period). The Board also noted that the fund’s yield performance was at or below the Performance Group median for

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

all one-year periods ended September 30th and below the Performance Universe median all eight one-year periods for Class A shares and six of the ten one-year periods for Class Z shares. The Board noted the proximity to the Performance Universe median of the Class Z yield in certain periods in which the yield was below the median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the performance of the fund’s Class Z shares was above the category average in seven of the ten years.

The Board received a presentation from the fund’s portfolio managers, who described the fundamental and technical conditions at work in the municipal bond market, the level of volatility in the market, and the managers’ ongoing focus on mitigating downside risk in the fund’s portfolio. The portfolio managers also discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied to overseeing the fund, the fund’s current structure to defend against volatility and to otherwise defensively position the fund’s credit posture.The portfolio managers also explained the fund’s performance relative to its duration and credit structure and the degree to which it impacts maximizing yield performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median (highest in the Expense Group), the fund’s actual management fee was above the Expense Group and the Expense Universe medians (highest in the Expense Group and Expense Universe) and the fund’s total expenses were above the Expense Group and Expense Universe medians (highest in the Expense Group).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board accepted the fund’s performance, in light of the consid- erations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 49

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2014 MBSC Securities Corporation

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)